Initial Public Offering (Details) - Schedule of Shares of Class A Common Stock Subject to Redemption Reflected on the Balance Sheet - USD ($)	3 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Shares of Class A Common Stock Subject to Redemption Reflected on the Balance Sheet [Abstract]
Gross proceeds		$ 150,000,000	$ 150,000,000
Less:
Proceeds allocated to Public Warrants		(225,000)	(2,250,000)
Shares of Class A common stock issuance costs		(788,956)	(15,717,593)
Plus:
Re-measurement of carrying value to redemption value	$ 4,042,500	2,881,942	19,467,593
Gross proceeds from partial exercise of overallotment option		15,000,000
Shares of Class A common stock subject to redemption	$ 36,916,399	168,367,986	$ 151,500,000
Shares of Class A common stock subject to redemption		$ 151,500,000